Leases (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest expenses	£ 15	£ 24	£ 43	£ 36	£ 20
Lease payments	(95)	(73)	(178)	(112)	(258)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 624	£ 766	766	76	907
Additions				720
Transfer				77
Effect of modification to lease terms				(24)	(788)
Interest expenses			36	29	15
Lease payments			(178)	(112)	(105)
Exchange differences					47
Balance at ending			£ 624	£ 766	£ 76